UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2013

1.813033.108

GBL-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.6%
	Shares	Value
Australia - 2.6%
Acrux Ltd.	91,920	$ 330,697
Ainsworth Game Technology Ltd. (a)	83,616	261,584
AMP Ltd.	201,420	1,117,417
Asciano Ltd.	22,947	115,578
Australia & New Zealand Banking Group Ltd.	40,922	1,134,261
BHP Billiton Ltd.	51,146	2,011,676
Commonwealth Bank of Australia	36,475	2,451,429
Computershare Ltd.	94,103	1,027,427
CSL Ltd.	18,884	1,081,891
Goodman Group unit	107,767	505,707
Macquarie Group Ltd.	16,750	672,476
Origin Energy Ltd.	40,957	537,718
QBE Insurance Group Ltd.	46,229	574,635
SP AusNet unit	184,198	220,894
Spark Infrastructure Group unit	246,102	450,395
Suncorp-Metway Ltd.	89,720	991,736
Telstra Corp. Ltd.	173,524	832,374
TOTAL AUSTRALIA		14,317,895
Austria - 0.1%
Erste Bank AG (a)	13,700	461,047
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	63,800	265,615
Bailiwick of Jersey - 0.6%
Delphi Automotive PLC (a)	24,000	927,840
Experian PLC	67,200	1,152,121
Shire PLC	14,757	493,655
Wolseley PLC	13,677	638,821
TOTAL BAILIWICK OF JERSEY		3,212,437
Belgium - 0.3%
Delhaize Group SA	3,600	170,667
KBC Groupe SA	29,526	1,164,025
UCB SA	5,000	288,634
TOTAL BELGIUM		1,623,326
Bermuda - 0.2%
Biosensors International Group Ltd. (a)	186,000	203,636
Jardine Strategic Holdings Ltd.	7,000	267,820
Common Stocks - continued
	Shares	Value
Bermuda - continued
Nine Dragons Paper (Holdings) Ltd.	268,000	$ 234,985
Pacific Basin Shipping Ltd.	660,000	383,810
TOTAL BERMUDA		1,090,251
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	1,600	73,198
Agrium, Inc.	600	68,067
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	112,210
Athabasca Oil Corp. (a)	600	6,371
Bank of Montreal (e)	2,700	170,516
Bank of Nova Scotia	5,000	294,014
Barrick Gold Corp.	4,100	130,555
Baytex Energy Corp.	1,300	59,773
BCE, Inc.	3,900	173,259
Boardwalk (REIT)	600	39,493
Brookfield Asset Management, Inc. Class A	4,200	155,005
Brookfield Properties Corp.	3,700	60,949
Calfrac Well Services Ltd.	500	12,853
Cameco Corp.	1,800	38,801
Canadian Imperial Bank of Commerce	1,800	150,150
Canadian National Railway Co.	2,300	220,753
Canadian Natural Resources Ltd.	4,300	129,854
Canadian Oil Sands Ltd.	1,500	31,567
Canadian Pacific	58,100	6,707,655
Catamaran Corp. (a)	3,100	160,859
Celtic Exploration Ltd. (a)	700	18,647
Cenovus Energy, Inc.	3,900	129,466
CGI Group, Inc. Class A (sub. vtg.) (a)	200	5,366
CI Financial Corp.	1,800	48,221
Copper Mountain Mining Corp. (a)	12,400	43,637
Corus Entertainment, Inc. Class B (non-vtg.)	200	5,001
Crescent Point Energy Corp.	2,000	77,361
Dollarama, Inc.	760	46,237
Eldorado Gold Corp.	6,750	75,459
Enbridge, Inc.	6,000	263,786
First Quantum Minerals Ltd.	18,100	364,940
Gildan Activewear, Inc.	2,000	73,611
Goldcorp, Inc.	4,200	147,931
IGM Financial, Inc.	500	21,807
Imperial Oil Ltd.	1,200	52,697
Inmet Mining Corp.	400	28,875
Intact Financial Corp.	1,550	102,038
Common Stocks - continued
	Shares	Value
Canada - continued
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	$ 31,961
Keyera Corp.	823	42,825
Loblaw Companies Ltd.	1,000	40,164
Manulife Financial Corp.	8,200	118,388
MEG Energy Corp. (a)	200	6,836
Metro, Inc. Class A (sub. vtg.)	1,300	80,706
National Bank of Canada	600	47,716
Norbord, Inc. (a)	1,400	41,057
Open Text Corp. (a)	1,100	64,165
Pembina Pipeline Corp.	2,300	66,736
Precision Drilling Corp.	2,600	23,826
Quebecor, Inc. Class B (sub. vtg.)	1,200	50,580
Research In Motion Ltd. (a)	1,700	22,066
RioCan (REIT)	3,100	83,545
Rogers Communications, Inc. Class B (non-vtg.) (e)	1,550	72,030
Royal Bank of Canada	6,200	386,148
Saputo, Inc.	600	29,838
Silver Wheaton Corp.	1,900	66,121
Sun Life Financial, Inc.	2,600	75,857
Suncor Energy, Inc.	17,672	600,642
TELUS Corp.	1,600	108,105
The Toronto-Dominion Bank	4,100	342,379
Tim Hortons, Inc. (Canada)	600	30,084
Tourmaline Oil Corp. (a)	2,400	81,452
TransCanada Corp.	5,200	246,132
Trinidad Drilling Ltd.	1,300	9,384
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	205,568
Vermilion Energy, Inc.	1,600	82,069
West Fraser Timber Co. Ltd.	600	48,167
Yamana Gold, Inc.	6,900	112,763
TOTAL CANADA		13,518,292
Cayman Islands - 0.4%
Hengdeli Holding Ltd.	1,256,000	440,509
New Oriental Education & Technology Group, Inc. sponsored ADR	24,500	418,215
SouFun Holdings Ltd. ADR	16,800	433,776
Tencent Holdings Ltd.	23,300	815,383
TOTAL CAYMAN ISLANDS		2,107,883
China - 0.1%
Great Wall Motor Co. Ltd. (H Shares)	81,000	329,519
Common Stocks - continued
	Shares	Value
Curacao - 0.6%
Schlumberger Ltd.	43,000	$ 3,356,150
Denmark - 0.3%
Novo Nordisk A/S Series B	9,575	1,762,682
Finland - 0.1%
Kone Oyj (B Shares)	2,800	230,962
Sampo Oyj (A Shares)	10,429	374,545
TOTAL FINLAND		605,507
France - 1.9%
Alstom SA	8,277	367,387
Arkema SA	5,100	581,682
Atos Origin SA	5,429	397,176
BNP Paribas SA	16,672	1,046,067
Bollore	400	144,198
Carrefour SA	18,554	528,541
Christian Dior SA	6,100	1,065,968
Credit Agricole SA (a)	42,100	416,149
Dassault Systemes SA	3,600	400,236
Essilor International SA	5,685	579,627
Havas SA	34,600	226,725
PPR SA	5,300	1,139,900
Remy Cointreau SA	4,200	536,002
Sanofi SA	21,986	2,143,331
Sanofi SA sponsored ADR	16,000	778,880
TOTAL FRANCE		10,351,869
Germany - 1.2%
adidas AG	6,000	557,648
BASF AG	7,252	735,160
Bayer AG	15,000	1,480,274
Brenntag AG	3,000	427,503
GSW Immobilien AG	10,700	456,630
HeidelbergCement Finance AG	11,200	705,469
Henkel AG & Co. KGaA	19,800	1,469,772
SAP AG	5,461	447,842
TOTAL GERMANY		6,280,298
Greece - 0.1%
Jumbo SA	40,300	350,204
Sarantis SA (a)	42,400	252,735
TOTAL GREECE		602,939
Common Stocks - continued
	Shares	Value
Hong Kong - 1.0%
AIA Group Ltd.	349,200	$ 1,389,073
BOC Hong Kong (Holdings) Ltd.	150,500	519,106
Lenovo Group Ltd.	610,000	634,745
SJM Holdings Ltd.	186,000	507,247
Sun Hung Kai Properties Ltd.	54,921	901,494
Techtronic Industries Co. Ltd.	218,500	442,331
Wharf Holdings Ltd.	124,000	1,095,237
TOTAL HONG KONG		5,489,233
Ireland - 1.1%
Accenture PLC Class A	5,000	359,450
Alkermes PLC (a)	26,000	599,300
Eaton Corp. PLC	31,000	1,765,450
Elan Corp. PLC (a)	48,000	506,457
Glanbia PLC	31,400	350,459
Ingersoll-Rand PLC	9,900	508,761
James Hardie Industries PLC CDI	71,903	764,801
Jazz Pharmaceuticals PLC (a)	5,000	281,950
Prothena Corp. PLC (a)	1,170	7,032
Ryanair Holdings PLC sponsored ADR	13,800	537,510
Trinity Biotech PLC sponsored ADR	31,000	500,030
TOTAL IRELAND		6,181,200
Israel - 0.1%
Sarin Technologies Ltd.	287,500	267,139
Stratasys Ltd. (a)	5,000	392,400
TOTAL ISRAEL		659,539
Italy - 0.7%
Brunello Cucinelli SpA	8,600	172,704
ENI SpA	41,800	1,044,061
Geox SpA (e)	123,000	431,886
Mediobanca SpA	55,127	405,321
Prada SpA	64,600	580,579
Prysmian SpA	24,600	526,414
UniCredit SpA (a)	60,800	392,628
TOTAL ITALY		3,553,593
Japan - 4.2%
Asahi Kasei Corp.	106,000	612,040
Bridgestone Corp.	32,100	840,016
Canon, Inc.	23,500	855,758
Chiyoda Corp.	16,000	200,689
Common Stocks - continued
	Shares	Value
Japan - continued
Credit Saison Co. Ltd.	25,400	$ 536,915
Dai-ichi Mutual Life Insurance Co.	146	209,313
Don Quijote Co. Ltd.	9,900	394,073
Hamamatsu Photonics K.K.	3,900	149,057
Hino Motors Ltd.	7,000	73,487
Hitachi Chemical Co. Ltd.	31,300	440,517
Hitachi Metals Ltd.	55,000	472,142
INPEX Corp.	81	469,463
Itochu Corp.	96,800	1,094,551
JSR Corp.	28,100	554,963
KDDI Corp.	9,900	736,180
Keihin Corp.	30,100	418,033
Kubota Corp.	40,000	456,668
Lawson, Inc.	3,200	232,008
LIXIL Group Corp.	12,000	278,725
Makita Corp.	9,900	482,306
Megachips Corp. (e)	15,300	261,846
Mitsubishi Corp.	26,000	548,177
Mitsubishi UFJ Financial Group, Inc.	81,600	464,071
Mitsui & Co. Ltd.	74,600	1,126,607
Mitsui Fudosan Co. Ltd.	20,000	456,887
Nihon Parkerizing Co. Ltd.	19,000	313,740
Nikon Corp.	14,800	422,580
Nissan Motor Co. Ltd.	92,600	947,822
Nitori Holdings Co. Ltd.	3,100	236,962
ORIX Corp.	13,130	1,402,812
Park24 Co. Ltd.	4,000	72,218
Rakuten, Inc.	46,400	423,686
Rohto Pharmaceutical Co. Ltd.	28,000	350,287
Shin-Etsu Chemical Co., Ltd.	10,300	629,635
Softbank Corp.	20,700	737,952
Stanley Electric Co. Ltd.	36,200	591,820
Sumitomo Mitsui Financial Group, Inc.	34,200	1,373,605
Terumo Corp.	7,900	345,563
Toray Industries, Inc.	111,000	640,910
Toyota Motor Corp.	17,300	826,325
Yahoo! Japan Corp.	1,317	517,755
Yamada Denki Co. Ltd. (e)	13,720	528,125
TOTAL JAPAN		22,726,289
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	400	532,348
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Eurofins Scientific SA	3,100	$ 553,928
Samsonite International SA	72,900	158,858
TOTAL LUXEMBOURG		712,786
Netherlands - 0.9%
Aalberts Industries NV	12,100	271,988
AEGON NV	92,700	618,894
ASML Holding NV	9,000	675,810
ASML Holding NV (Netherlands)	3,619	271,480
D.E. Master Blenders 1753 NV (a)	51,500	635,354
Koninklijke KPN NV	70,149	394,900
Koninklijke Philips Electronics NV	20,300	632,264
LyondellBasell Industries NV Class A	9,700	615,174
NXP Semiconductors NV (a)	18,800	563,812
Randstad Holding NV	9,700	402,232
TOTAL NETHERLANDS		5,081,908
New Zealand - 0.1%
Fletcher Building Ltd.	44,937	359,887
Norway - 0.1%
DnB NOR ASA	30,600	427,949
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	77,124	587,102
Puerto Rico - 0.0%
Popular, Inc. (a)	3,000	80,520
Singapore - 0.3%
Ezra Holdings Ltd. (a)	179,000	172,108
Great Eastern Holdings Ltd.	14,000	191,961
Keppel Corp. Ltd.	93,100	865,067
MobileOne Ltd.	69,000	154,987
TOTAL SINGAPORE		1,384,123
South Africa - 0.1%
Nampak Ltd.	60,000	210,555
Naspers Ltd. Class N	3,600	232,957
TOTAL SOUTH AFRICA		443,512
Spain - 1.0%
Amadeus IT Holding SA Class A	12,400	311,058
Banco Bilbao Vizcaya Argentaria SA	133,850	1,330,707
Distribuidora Internacional de Alimentacion SA	50,600	374,028
Grifols SA	14,300	486,384
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA ADR	18,532	$ 493,137
Inditex SA	7,842	1,098,860
Repsol YPF SA	19,780	441,668
Telefonica SA	59,538	861,693
TOTAL SPAIN		5,397,535
Sweden - 0.3%
Biovitrum AB (a)	35,000	209,741
Swedbank AB (A Shares)	35,046	826,836
Swedish Match Co. AB	18,000	675,511
TOTAL SWEDEN		1,712,088
Switzerland - 1.9%
Aryzta AG	7,850	441,215
Compagnie Financiere Richemont SA Series A	13,506	1,110,845
Credit Suisse Group	9,881	291,814
Credit Suisse Group sponsored ADR	8,100	239,274
Nestle SA	44,283	3,109,372
Schindler Holding AG (participation certificate)	4,962	736,080
Syngenta AG (Switzerland)	2,242	964,145
TE Connectivity Ltd.	4,000	155,520
UBS AG	87,066	1,512,131
UBS AG (NY Shares)	106,000	1,841,220
TOTAL SWITZERLAND		10,401,616
United Kingdom - 5.7%
Aggreko PLC	7,600	192,496
Antofagasta PLC	19,900	360,431
Associated British Foods PLC	24,500	679,609
AstraZeneca PLC (United Kingdom)	10,987	530,889
Aviva PLC	80,700	470,188
Barclays PLC	196,253	942,223
Barratt Developments PLC (a)	292,100	1,008,077
Bellway PLC	38,700	681,298
BHP Billiton PLC	42,849	1,469,373
British American Tobacco PLC (United Kingdom)	27,800	1,444,811
British Land Co. PLC	72,296	644,397
Ensco PLC Class A	7,400	470,418
Filtrona PLC	51,200	467,730
Galliford Try PLC	18,700	243,790
Hilton Food Group PLC	40,200	201,234
HSBC Holdings PLC (United Kingdom)	246,900	2,807,688
Intertek Group PLC	8,200	404,332
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	130,000	$ 556,067
Lloyds Banking Group PLC (a)	1,730,000	1,416,030
Michael Page International PLC	78,600	507,614
Mitie Group PLC	77,400	346,050
Next PLC	13,200	849,550
Persimmon PLC	55,800	745,602
Prudential PLC	60,306	915,441
Reckitt Benckiser Group PLC	16,700	1,112,950
Redrow PLC (a)	226,800	669,411
Rightmove PLC	5,500	146,197
Rolls-Royce Group PLC	60,030	900,664
Royal Dutch Shell PLC Class A (United Kingdom)	79,894	2,832,141
SABMiller PLC	20,700	1,034,151
Serco Group PLC	24,078	211,751
Standard Chartered PLC (United Kingdom)	27,643	735,446
Taylor Wimpey PLC	1,235,700	1,394,412
Ted Baker PLC	31,500	601,506
Tesco PLC	173,100	978,174
The Restaurant Group PLC	30,100	179,784
Vodafone Group PLC	493,200	1,346,022
Whitbread PLC	15,101	615,520
TOTAL UNITED KINGDOM		31,113,467
United States of America - 27.8%
3D Systems Corp. (a)(e)	13,000	752,050
Akamai Technologies, Inc. (a)	2,000	81,420
Allergan, Inc.	16,000	1,680,160
American Tower Corp.	74,000	5,635,100
American Woodmark Corp. (a)	3,000	83,430
Ameriprise Financial, Inc.	24,000	1,591,680
Amphenol Corp. Class A	6,000	405,420
ANSYS, Inc. (a)	3,700	272,320
Apollo Global Management LLC Class A	27,000	601,290
Apple, Inc.	2,600	1,183,806
ARIAD Pharmaceuticals, Inc. (a)	6,000	119,280
Ashland, Inc.	13,600	1,067,736
Autodesk, Inc. (a)	18,000	699,840
Axiall Corp.	14,000	786,520
Bank of America Corp.	239,000	2,705,480
Beam, Inc.	12,100	742,214
Belden, Inc.	12,000	577,800
Berkshire Hathaway, Inc. Class B (a)	24,000	2,326,320
Common Stocks - continued
	Shares	Value
United States of America - continued
BlackRock, Inc. Class A	4,700	$ 1,110,516
Brunswick Corp.	64,000	2,314,240
Cabela's, Inc. Class A (a)	31,000	1,600,220
Cabot Oil & Gas Corp.	40,000	2,111,200
Carlisle Companies, Inc.	6,000	384,900
Celgene Corp. (a)	16,000	1,583,360
CenturyLink, Inc.	4,000	161,800
Citigroup, Inc.	144,000	6,071,040
Coach, Inc.	5,600	285,600
Cognizant Technology Solutions Corp. Class A (a)	55,000	4,299,900
Comcast Corp. Class A	72,000	2,741,760
Computer Sciences Corp.	4,000	167,200
Concho Resources, Inc. (a)	2,000	182,440
Cree, Inc. (a)	18,000	776,700
CVS Caremark Corp.	10,000	512,000
D.R. Horton, Inc.	13,000	307,580
Discovery Communications, Inc. (a)	74,000	5,134,120
Drew Industries, Inc.	3,000	109,860
Eastman Chemical Co.	55,000	3,913,250
eBay, Inc. (a)	92,000	5,145,560
Estee Lauder Companies, Inc. Class A	8,200	499,626
Facebook, Inc. Class A	44,000	1,362,680
FleetCor Technologies, Inc. (a)	5,000	299,200
FMC Corp.	14,000	860,580
Fossil, Inc. (a)	1,000	105,580
Franklin Electric Co., Inc.	2,000	133,040
G-III Apparel Group Ltd. (a)	10,900	391,201
General Electric Co.	23,600	525,808
Gilead Sciences, Inc. (a)	95,600	3,771,420
Google, Inc. Class A (a)	4,700	3,551,743
Home Depot, Inc.	34,000	2,275,280
HSN, Inc.	9,000	536,400
International Paper Co.	2,000	82,840
ITC Holdings Corp.	2,000	162,000
J.B. Hunt Transport Services, Inc.	51,300	3,450,951
JPMorgan Chase & Co.	50,000	2,352,500
lululemon athletica, Inc. (a)	100	6,900
Masco Corp.	58,000	1,066,620
MasterCard, Inc. Class A	15,400	7,983,360
Medivation, Inc. (a)	22,000	1,195,920
Monsanto Co.	23,000	2,331,050
Mylan, Inc. (a)	5,000	141,350
Common Stocks - continued
	Shares	Value
United States of America - continued
NCR Corp. (a)	15,000	$ 416,550
Noble Energy, Inc.	26,100	2,813,319
Oasis Petroleum, Inc. (a)	15,000	538,200
Onyx Pharmaceuticals, Inc. (a)	37,000	2,868,240
Oracle Corp.	38,000	1,349,380
Palo Alto Networks, Inc.	1,600	88,576
Pentair Ltd.	2,000	101,360
Phillips 66	64,100	3,882,537
Pioneer Natural Resources Co.	21,100	2,480,094
Post Holdings, Inc. (a)	12,000	455,880
Precision Castparts Corp.	4,000	733,600
Prestige Brands Holdings, Inc. (a)	83,000	1,780,350
PulteGroup, Inc. (a)	130,000	2,696,200
PVH Corp.	23,000	2,734,010
QUALCOMM, Inc.	7,000	462,210
Quidel Corp. (a)	13,000	291,720
Realogy Holdings Corp.	35,800	1,602,766
Red Hat, Inc. (a)	16,000	888,960
Regal-Beloit Corp.	2,000	148,320
Regeneron Pharmaceuticals, Inc. (a)	5,400	939,276
Rosetta Resources, Inc. (a)	12,000	636,240
Ross Stores, Inc.	28,000	1,671,600
salesforce.com, Inc. (a)	19,100	3,287,683
Seattle Genetics, Inc. (a)	18,000	530,100
SolarWinds, Inc. (a)	11,000	598,620
State Street Corp.	34,000	1,892,100
SVB Financial Group (a)	7,300	484,501
T. Rowe Price Group, Inc.	13,000	928,850
Targa Resources Corp.	1,714	103,457
Teledyne Technologies, Inc. (a)	2,000	136,520
The Blackstone Group LP	118,000	2,183,000
The Cooper Companies, Inc.	18,000	1,824,300
The Travelers Companies, Inc.	38,000	2,981,480
Theravance, Inc. (a)	14,300	318,175
TJX Companies, Inc.	32,200	1,454,796
Toll Brothers, Inc. (a)	57,000	2,134,650
United Rentals, Inc. (a)	30,000	1,518,600
United Technologies Corp.	8,000	700,560
USG Corp. (a)	32,000	940,480
Valero Energy Corp.	7,000	306,110
Visa, Inc. Class A	16,700	2,637,097
Vulcan Materials Co.	17,000	961,520
Common Stocks - continued
	Shares	Value
United States of America - continued
Western Gas Equity Partners LP	27,800	$ 938,528
Winnebago Industries, Inc. (a)	14,000	262,080
Workday, Inc.	9,300	496,806
Zoetis, Inc. Class A	4,700	122,200
TOTAL UNITED STATES OF AMERICA		150,632,762
TOTAL COMMON STOCKS (Cost $258,368,641)		307,363,167
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Porsche Automobil Holding SE (Germany)	7,400	644,059
ProSiebenSat.1 Media AG	12,600	430,958
Volkswagen AG	6,200	1,533,404
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,732,299)		2,608,421
Nonconvertible Bonds - 8.4%
		Principal Amount (d)
Australia - 0.1%
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		$ 250,000	346,958
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	616,877
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	429,791
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	261,132
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	191,820	293,203
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	287,811
6.875% 3/14/26	GBP	150,000	299,754
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	203,670
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	202,385
TOTAL CAYMAN ISLANDS			1,286,823
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	434,708
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - continued
BNP Paribas 2.375% 9/14/17		$ 400,000	$ 406,550
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	547,593
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	353,065
Credit Logement SA 1.333% (g)(h)	EUR	250,000	200,317
EDF SA 4.625% 9/11/24	EUR	150,000	232,387
Eutelsat SA 5% 1/14/19	EUR	300,000	466,979
Iliad SA 4.875% 6/1/16	EUR	500,000	717,265
TOTAL FRANCE			3,358,864
Germany - 0.2%
FMS Wertmanagement AoeR 1% 7/18/17 (Reg. S)	EUR	600,000	812,888
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	428,495
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	775,657
Italy - 0.5%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	800,000	1,166,176
Intesa Sanpaolo SpA:
4.875% 7/10/15	EUR	300,000	427,809
6.375% 11/12/17 (h)	GBP	150,000	213,277
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	400,000	558,870
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	288,097
TOTAL ITALY			2,654,229
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	486,242
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,080
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	201,683
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	482,667
5% 9/30/14 (Reg. S)		200,000	212,363
TOTAL KOREA (SOUTH)			1,125,793
Luxembourg - 0.2%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	216,685
Gazprom International SA 7.201% 2/1/20		143,947	163,380
Glencore Finance (Europe) SA:
5.5% 4/3/22	GBP	200,000	345,018
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Glencore Finance (Europe) SA: - continued
7.125% 4/23/15	EUR	150,000	$ 227,289
Tyco Electronics Group SA 3.5% 2/3/22		300,000	303,866
TOTAL LUXEMBOURG			1,256,238
Mexico - 0.2%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	384,239
5% 3/30/20		400,000	457,143
TOTAL MEXICO			841,382
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,033,775
Netherlands - 0.3%
Alliander NV 2.875% 6/14/24	EUR	250,000	344,358
EDP Finance BV 5.75% 9/21/17	EUR	250,000	359,817
Heineken NV 1.4% 10/1/17 (f)		550,000	545,546
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,552
TOTAL NETHERLANDS			1,660,273
Norway - 0.1%
Eksportfinans ASA 2% 9/15/15		400,000	383,000
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	422,602
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	284,871
TOTAL SINGAPORE			707,473
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	516,050
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	280,179
5.811% 9/5/17	EUR	300,000	448,107
TOTAL SPAIN			1,244,336
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	266,114
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	297,754
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - 1.6%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	$ 587,754
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	980,007
6.75% 1/16/23 (h)	GBP	300,000	518,208
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	209,065
8.125% 11/15/13		200,000	211,076
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	294,068
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	187,860
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	307,506
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	183,880
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	432,655
4.75% 11/23/18	GBP	300,000	530,598
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	614,581
Firstgroup PLC 5.25% 11/29/22	GBP	550,000	885,102
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	654,522
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	223,120
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	480,225
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	445,023
Tesco PLC 5.875% 9/12/16	EUR	100,000	156,850
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,895
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	268,991
William Hill PLC 7.125% 11/11/16	GBP	150,000	266,448
TOTAL UNITED KINGDOM			8,713,434
United States of America - 3.0%
AbbVie, Inc. 1.75% 11/6/17 (f)		400,000	400,888
Altria Group, Inc.:
2.85% 8/9/22		500,000	483,629
9.25% 8/6/19		204,000	281,716
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	374,448
American Tower Corp. 3.5% 1/31/23		400,000	390,641
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	765,799
4.5% 1/14/22		150,000	164,287
Comcast Corp. 6.55% 7/1/39		350,000	440,499
Credit Suisse New York Branch 5% 5/15/13		400,000	405,170
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	315,215
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42		550,000	529,123
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Enbridge Energy Partners LP 5.2% 3/15/20		$ 250,000	$ 282,704
Frontier Oil Corp. 6.875% 11/15/18		250,000	268,750
General Electric Capital Corp. 4.65% 10/17/21		250,000	278,071
General Electric Co.:
4.125% 10/9/42		200,000	197,794
5.25% 12/6/17		550,000	643,026
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	325,165
Marathon Oil Corp. 2.8% 11/1/22		350,000	339,412
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	347,527
NBCUniversal Media LLC 4.375% 4/1/21		500,000	550,800
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	137,230
2.875% 5/30/24	EUR	150,000	204,610
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	134,920
PPL Energy Supply LLC 6.5% 5/1/18		160,000	190,707
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	331,232
Qwest Corp. 6.75% 12/1/21		650,000	754,291
Reynolds American, Inc. 1.05% 10/30/15		200,000	199,886
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	185,683
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	331,965
2.45% 1/15/17 (f)		400,000	413,706
3.75% 1/15/22 (f)		200,000	212,447
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	312,071
The Coca-Cola Co. 3.3% 9/1/21		350,000	376,154
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	539,011
5.5% 9/1/41		400,000	423,914
Tyco Flow Control International Finance SA 1.875% 9/15/17 (f)		150,000	149,302
U.S. Bancorp 3% 3/15/22		500,000	512,226
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	148,144
Ventas Realty LP 4.25% 3/1/22		225,000	238,014
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	627,695
Walt Disney Co.:
0.45% 12/1/15		350,000	348,747
1.1% 12/1/17		500,000	496,476
2.35% 12/1/22		750,000	731,722
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co. 3.676% 6/15/16		$ 450,000	$ 487,311
Xerox Corp. 2.95% 3/15/17		150,000	152,261
TOTAL UNITED STATES OF AMERICA			16,424,389
TOTAL NONCONVERTIBLE BONDS (Cost $42,480,419)			45,411,917
Government Obligations - 23.7%

Canada - 0.7%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,818,660
Germany - 7.1%
German Federal Republic:
0% 6/13/14	EUR	2,250,000	3,046,007
0.5% 4/7/17	EUR	150,000	202,866
0.5% 10/13/17	EUR	100,000	134,673
1.5% 9/4/22	EUR	325,000	436,122
1.75% 10/9/15	EUR	200,000	281,732
1.75% 7/4/22	EUR	6,950,000	9,556,651
3.25% 7/4/21	EUR	9,625,000	14,961,844
3.75% 1/4/15	EUR	150,000	217,184
4% 1/4/18	EUR	1,050,000	1,649,823
4.75% 7/4/40	EUR	3,000,000	6,037,708
5.5% 1/4/31	EUR	200,000	401,069
5.625% 1/4/28	EUR	910,000	1,793,026
TOTAL GERMANY			38,718,705
Italy - 0.7%
Italian Republic Inflation-Indexed Bond:
2.1% 9/15/16	EUR	900,099	1,253,936
2.1% 9/15/21	EUR	1,821,839	2,375,809
TOTAL ITALY			3,629,745
Japan - 11.0%
Japan Government:
0.2% 2/15/13	JPY	389,550,000	4,260,040
1.3% 3/20/15	JPY	740,000,000	8,302,623
1.3% 6/20/20	JPY	1,616,000,000	18,782,159
1.7% 12/20/16	JPY	345,000,000	4,005,399
1.7% 9/20/17	JPY	511,000,000	5,990,052
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.7% 9/20/32	JPY	1,014,450,000	$ 11,017,796
1.9% 6/20/16	JPY	469,250,000	5,444,752
2% 9/20/40	JPY	181,000,000	2,005,330
TOTAL JAPAN			59,808,151
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,778,541
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,985,511
United Kingdom - 0.3%
United Kingdom, Great Britain and Northern Ireland:
3.75% 9/7/21	GBP	50,000	91,077
4.5% 12/7/42	GBP	350,000	678,893
5% 9/7/14	GBP	50,000	85,115
6% 12/7/28	GBP	250,000	568,042
TOTAL UNITED KINGDOM			1,423,127
United States of America - 3.2%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	414,703
3% 5/15/42		100,000	97,297
3.125% 11/15/41		2,850,000	2,850,445
U.S. Treasury Notes:
0.125% 12/31/14		500,000	498,731
0.625% 9/30/17		2,950,000	2,925,801
0.875% 4/30/17		2,850,000	2,870,486
0.875% 1/31/18		250,000	249,942
1% 3/31/17		1,100,000	1,114,180
1.625% 8/15/22		2,575,000	2,505,797
1.625% 11/15/22		4,100,000	3,969,952
TOTAL UNITED STATES OF AMERICA			17,497,334
TOTAL GOVERNMENT OBLIGATIONS (Cost $126,880,179)			128,659,774
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1 Class B2, 0.41% 2/25/15 (h) (Cost $131,660)	EUR	100,000	135,567
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (d)	Value
Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.711% 5/17/60 (h)		$ 300,000	$ 301,961
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9113% 10/18/54 (h)	GBP	255,037	409,915
Granite Master Issuer PLC Series 2005-1 Class A5, 0.292% 12/20/54 (h)	EUR	177,381	238,029
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.704% 10/15/54 (h)		294,427	297,224
Storm BV:
Series 2010-1 Class A2, 1.183% 3/22/52 (h)	EUR	500,000	685,684
Series 2011-4 Class A1, 1.409% 10/22/53 (h)	EUR	162,002	219,586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,124,286)			2,152,399
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.421% 8/18/17 (h)	EUR	147,981	188,902
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.611% 7/20/16 (h)	EUR	138,304	187,789
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 0.7213% 4/19/21 (h)	GBP	150,000	220,058
REC Plantation Place Ltd. Series 5 Class A, 0.7413% 7/25/16 (Reg. S) (h)	GBP	94,923	149,418
TOTAL UNITED KINGDOM			369,476
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $726,124)			746,167
Fixed-Income Funds - 3.9%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	913,894	10,153,367
Fidelity High Income Central Fund 1 (i)	104,163	10,756,893
TOTAL FIXED-INCOME FUNDS (Cost $19,118,262)		20,910,260
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 352,263
Equity Central Funds - 0.7%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $3,572,369)	18,200	3,859,674
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.16% (b)	27,748,214	27,748,214
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,138,858	1,138,858
TOTAL MONEY MARKET FUNDS (Cost $28,887,072)		28,887,072
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $484,390,310)		541,086,681
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,664,516
NET ASSETS - 100%		$ 542,751,197
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,704,445 or 0.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,123
Fidelity Emerging Markets Debt Central Fund	194,419
Fidelity Emerging Markets Equity Central Fund	13,858
Fidelity High Income Central Fund 1	167,426
Fidelity Securities Lending Cash Central Fund	13,894
Total	$ 399,720
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 341,531	$ 4,004,200	$ 10,153,367	9.2%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	1,507,756	3,859,674	0.5%
Fidelity High Income Central Fund 1	10,417,086	167,426	-	10,756,893	2.2%
Total	$ 24,137,087	$ 5,478,464	$ 5,511,956	$ 24,769,934
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,107,256	$ 52,280,931	$ 826,325	$ -
Consumer Staples	18,511,542	17,066,731	1,444,811	-
Energy	25,884,032	22,007,830	3,876,202	-
Financials	70,633,769	58,490,977	12,142,792	-
Health Care	29,759,933	24,322,919	5,437,014	-
Industrials	34,811,627	34,179,363	632,264	-
Information Technology	46,501,557	44,926,477	1,575,080	-
Materials	24,349,281	19,904,087	4,445,194	-
Telecommunication Services	5,579,302	3,371,587	2,207,715	-
Utilities	833,289	833,289	-	-
Corporate Bonds	45,411,917	-	45,411,917	-
Government Obligations	128,659,774	-	128,659,774	-
Asset-Backed Securities	135,567	-	135,567	-
Collateralized Mortgage Obligations	2,152,399	-	2,152,399	-
Commercial Mortgage Securities	746,167	-	746,167	-
Fixed-Income Funds	20,910,260	20,910,260	-	-
Preferred Securities	352,263	-	352,263	-
Equity Central Funds	3,859,674	3,859,674	-	-
Money Market Funds	28,887,072	28,887,072	-	-
Total Investments in Securities:	$ 541,086,681	$ 331,041,197	$ 210,045,484	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $485,098,867. Net unrealized appreciation aggregated $55,987,814, of which $62,627,513 related to appreciated investment securities and $6,639,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883470.103

AGBL-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.6%
	Shares	Value
Australia - 2.6%
Acrux Ltd.	91,920	$ 330,697
Ainsworth Game Technology Ltd. (a)	83,616	261,584
AMP Ltd.	201,420	1,117,417
Asciano Ltd.	22,947	115,578
Australia & New Zealand Banking Group Ltd.	40,922	1,134,261
BHP Billiton Ltd.	51,146	2,011,676
Commonwealth Bank of Australia	36,475	2,451,429
Computershare Ltd.	94,103	1,027,427
CSL Ltd.	18,884	1,081,891
Goodman Group unit	107,767	505,707
Macquarie Group Ltd.	16,750	672,476
Origin Energy Ltd.	40,957	537,718
QBE Insurance Group Ltd.	46,229	574,635
SP AusNet unit	184,198	220,894
Spark Infrastructure Group unit	246,102	450,395
Suncorp-Metway Ltd.	89,720	991,736
Telstra Corp. Ltd.	173,524	832,374
TOTAL AUSTRALIA		14,317,895
Austria - 0.1%
Erste Bank AG (a)	13,700	461,047
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	63,800	265,615
Bailiwick of Jersey - 0.6%
Delphi Automotive PLC (a)	24,000	927,840
Experian PLC	67,200	1,152,121
Shire PLC	14,757	493,655
Wolseley PLC	13,677	638,821
TOTAL BAILIWICK OF JERSEY		3,212,437
Belgium - 0.3%
Delhaize Group SA	3,600	170,667
KBC Groupe SA	29,526	1,164,025
UCB SA	5,000	288,634
TOTAL BELGIUM		1,623,326
Bermuda - 0.2%
Biosensors International Group Ltd. (a)	186,000	203,636
Jardine Strategic Holdings Ltd.	7,000	267,820
Common Stocks - continued
	Shares	Value
Bermuda - continued
Nine Dragons Paper (Holdings) Ltd.	268,000	$ 234,985
Pacific Basin Shipping Ltd.	660,000	383,810
TOTAL BERMUDA		1,090,251
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	1,600	73,198
Agrium, Inc.	600	68,067
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	112,210
Athabasca Oil Corp. (a)	600	6,371
Bank of Montreal (e)	2,700	170,516
Bank of Nova Scotia	5,000	294,014
Barrick Gold Corp.	4,100	130,555
Baytex Energy Corp.	1,300	59,773
BCE, Inc.	3,900	173,259
Boardwalk (REIT)	600	39,493
Brookfield Asset Management, Inc. Class A	4,200	155,005
Brookfield Properties Corp.	3,700	60,949
Calfrac Well Services Ltd.	500	12,853
Cameco Corp.	1,800	38,801
Canadian Imperial Bank of Commerce	1,800	150,150
Canadian National Railway Co.	2,300	220,753
Canadian Natural Resources Ltd.	4,300	129,854
Canadian Oil Sands Ltd.	1,500	31,567
Canadian Pacific	58,100	6,707,655
Catamaran Corp. (a)	3,100	160,859
Celtic Exploration Ltd. (a)	700	18,647
Cenovus Energy, Inc.	3,900	129,466
CGI Group, Inc. Class A (sub. vtg.) (a)	200	5,366
CI Financial Corp.	1,800	48,221
Copper Mountain Mining Corp. (a)	12,400	43,637
Corus Entertainment, Inc. Class B (non-vtg.)	200	5,001
Crescent Point Energy Corp.	2,000	77,361
Dollarama, Inc.	760	46,237
Eldorado Gold Corp.	6,750	75,459
Enbridge, Inc.	6,000	263,786
First Quantum Minerals Ltd.	18,100	364,940
Gildan Activewear, Inc.	2,000	73,611
Goldcorp, Inc.	4,200	147,931
IGM Financial, Inc.	500	21,807
Imperial Oil Ltd.	1,200	52,697
Inmet Mining Corp.	400	28,875
Intact Financial Corp.	1,550	102,038
Common Stocks - continued
	Shares	Value
Canada - continued
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	$ 31,961
Keyera Corp.	823	42,825
Loblaw Companies Ltd.	1,000	40,164
Manulife Financial Corp.	8,200	118,388
MEG Energy Corp. (a)	200	6,836
Metro, Inc. Class A (sub. vtg.)	1,300	80,706
National Bank of Canada	600	47,716
Norbord, Inc. (a)	1,400	41,057
Open Text Corp. (a)	1,100	64,165
Pembina Pipeline Corp.	2,300	66,736
Precision Drilling Corp.	2,600	23,826
Quebecor, Inc. Class B (sub. vtg.)	1,200	50,580
Research In Motion Ltd. (a)	1,700	22,066
RioCan (REIT)	3,100	83,545
Rogers Communications, Inc. Class B (non-vtg.) (e)	1,550	72,030
Royal Bank of Canada	6,200	386,148
Saputo, Inc.	600	29,838
Silver Wheaton Corp.	1,900	66,121
Sun Life Financial, Inc.	2,600	75,857
Suncor Energy, Inc.	17,672	600,642
TELUS Corp.	1,600	108,105
The Toronto-Dominion Bank	4,100	342,379
Tim Hortons, Inc. (Canada)	600	30,084
Tourmaline Oil Corp. (a)	2,400	81,452
TransCanada Corp.	5,200	246,132
Trinidad Drilling Ltd.	1,300	9,384
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	205,568
Vermilion Energy, Inc.	1,600	82,069
West Fraser Timber Co. Ltd.	600	48,167
Yamana Gold, Inc.	6,900	112,763
TOTAL CANADA		13,518,292
Cayman Islands - 0.4%
Hengdeli Holding Ltd.	1,256,000	440,509
New Oriental Education & Technology Group, Inc. sponsored ADR	24,500	418,215
SouFun Holdings Ltd. ADR	16,800	433,776
Tencent Holdings Ltd.	23,300	815,383
TOTAL CAYMAN ISLANDS		2,107,883
China - 0.1%
Great Wall Motor Co. Ltd. (H Shares)	81,000	329,519
Common Stocks - continued
	Shares	Value
Curacao - 0.6%
Schlumberger Ltd.	43,000	$ 3,356,150
Denmark - 0.3%
Novo Nordisk A/S Series B	9,575	1,762,682
Finland - 0.1%
Kone Oyj (B Shares)	2,800	230,962
Sampo Oyj (A Shares)	10,429	374,545
TOTAL FINLAND		605,507
France - 1.9%
Alstom SA	8,277	367,387
Arkema SA	5,100	581,682
Atos Origin SA	5,429	397,176
BNP Paribas SA	16,672	1,046,067
Bollore	400	144,198
Carrefour SA	18,554	528,541
Christian Dior SA	6,100	1,065,968
Credit Agricole SA (a)	42,100	416,149
Dassault Systemes SA	3,600	400,236
Essilor International SA	5,685	579,627
Havas SA	34,600	226,725
PPR SA	5,300	1,139,900
Remy Cointreau SA	4,200	536,002
Sanofi SA	21,986	2,143,331
Sanofi SA sponsored ADR	16,000	778,880
TOTAL FRANCE		10,351,869
Germany - 1.2%
adidas AG	6,000	557,648
BASF AG	7,252	735,160
Bayer AG	15,000	1,480,274
Brenntag AG	3,000	427,503
GSW Immobilien AG	10,700	456,630
HeidelbergCement Finance AG	11,200	705,469
Henkel AG & Co. KGaA	19,800	1,469,772
SAP AG	5,461	447,842
TOTAL GERMANY		6,280,298
Greece - 0.1%
Jumbo SA	40,300	350,204
Sarantis SA (a)	42,400	252,735
TOTAL GREECE		602,939
Common Stocks - continued
	Shares	Value
Hong Kong - 1.0%
AIA Group Ltd.	349,200	$ 1,389,073
BOC Hong Kong (Holdings) Ltd.	150,500	519,106
Lenovo Group Ltd.	610,000	634,745
SJM Holdings Ltd.	186,000	507,247
Sun Hung Kai Properties Ltd.	54,921	901,494
Techtronic Industries Co. Ltd.	218,500	442,331
Wharf Holdings Ltd.	124,000	1,095,237
TOTAL HONG KONG		5,489,233
Ireland - 1.1%
Accenture PLC Class A	5,000	359,450
Alkermes PLC (a)	26,000	599,300
Eaton Corp. PLC	31,000	1,765,450
Elan Corp. PLC (a)	48,000	506,457
Glanbia PLC	31,400	350,459
Ingersoll-Rand PLC	9,900	508,761
James Hardie Industries PLC CDI	71,903	764,801
Jazz Pharmaceuticals PLC (a)	5,000	281,950
Prothena Corp. PLC (a)	1,170	7,032
Ryanair Holdings PLC sponsored ADR	13,800	537,510
Trinity Biotech PLC sponsored ADR	31,000	500,030
TOTAL IRELAND		6,181,200
Israel - 0.1%
Sarin Technologies Ltd.	287,500	267,139
Stratasys Ltd. (a)	5,000	392,400
TOTAL ISRAEL		659,539
Italy - 0.7%
Brunello Cucinelli SpA	8,600	172,704
ENI SpA	41,800	1,044,061
Geox SpA (e)	123,000	431,886
Mediobanca SpA	55,127	405,321
Prada SpA	64,600	580,579
Prysmian SpA	24,600	526,414
UniCredit SpA (a)	60,800	392,628
TOTAL ITALY		3,553,593
Japan - 4.2%
Asahi Kasei Corp.	106,000	612,040
Bridgestone Corp.	32,100	840,016
Canon, Inc.	23,500	855,758
Chiyoda Corp.	16,000	200,689
Common Stocks - continued
	Shares	Value
Japan - continued
Credit Saison Co. Ltd.	25,400	$ 536,915
Dai-ichi Mutual Life Insurance Co.	146	209,313
Don Quijote Co. Ltd.	9,900	394,073
Hamamatsu Photonics K.K.	3,900	149,057
Hino Motors Ltd.	7,000	73,487
Hitachi Chemical Co. Ltd.	31,300	440,517
Hitachi Metals Ltd.	55,000	472,142
INPEX Corp.	81	469,463
Itochu Corp.	96,800	1,094,551
JSR Corp.	28,100	554,963
KDDI Corp.	9,900	736,180
Keihin Corp.	30,100	418,033
Kubota Corp.	40,000	456,668
Lawson, Inc.	3,200	232,008
LIXIL Group Corp.	12,000	278,725
Makita Corp.	9,900	482,306
Megachips Corp. (e)	15,300	261,846
Mitsubishi Corp.	26,000	548,177
Mitsubishi UFJ Financial Group, Inc.	81,600	464,071
Mitsui & Co. Ltd.	74,600	1,126,607
Mitsui Fudosan Co. Ltd.	20,000	456,887
Nihon Parkerizing Co. Ltd.	19,000	313,740
Nikon Corp.	14,800	422,580
Nissan Motor Co. Ltd.	92,600	947,822
Nitori Holdings Co. Ltd.	3,100	236,962
ORIX Corp.	13,130	1,402,812
Park24 Co. Ltd.	4,000	72,218
Rakuten, Inc.	46,400	423,686
Rohto Pharmaceutical Co. Ltd.	28,000	350,287
Shin-Etsu Chemical Co., Ltd.	10,300	629,635
Softbank Corp.	20,700	737,952
Stanley Electric Co. Ltd.	36,200	591,820
Sumitomo Mitsui Financial Group, Inc.	34,200	1,373,605
Terumo Corp.	7,900	345,563
Toray Industries, Inc.	111,000	640,910
Toyota Motor Corp.	17,300	826,325
Yahoo! Japan Corp.	1,317	517,755
Yamada Denki Co. Ltd. (e)	13,720	528,125
TOTAL JAPAN		22,726,289
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	400	532,348
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Eurofins Scientific SA	3,100	$ 553,928
Samsonite International SA	72,900	158,858
TOTAL LUXEMBOURG		712,786
Netherlands - 0.9%
Aalberts Industries NV	12,100	271,988
AEGON NV	92,700	618,894
ASML Holding NV	9,000	675,810
ASML Holding NV (Netherlands)	3,619	271,480
D.E. Master Blenders 1753 NV (a)	51,500	635,354
Koninklijke KPN NV	70,149	394,900
Koninklijke Philips Electronics NV	20,300	632,264
LyondellBasell Industries NV Class A	9,700	615,174
NXP Semiconductors NV (a)	18,800	563,812
Randstad Holding NV	9,700	402,232
TOTAL NETHERLANDS		5,081,908
New Zealand - 0.1%
Fletcher Building Ltd.	44,937	359,887
Norway - 0.1%
DnB NOR ASA	30,600	427,949
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	77,124	587,102
Puerto Rico - 0.0%
Popular, Inc. (a)	3,000	80,520
Singapore - 0.3%
Ezra Holdings Ltd. (a)	179,000	172,108
Great Eastern Holdings Ltd.	14,000	191,961
Keppel Corp. Ltd.	93,100	865,067
MobileOne Ltd.	69,000	154,987
TOTAL SINGAPORE		1,384,123
South Africa - 0.1%
Nampak Ltd.	60,000	210,555
Naspers Ltd. Class N	3,600	232,957
TOTAL SOUTH AFRICA		443,512
Spain - 1.0%
Amadeus IT Holding SA Class A	12,400	311,058
Banco Bilbao Vizcaya Argentaria SA	133,850	1,330,707
Distribuidora Internacional de Alimentacion SA	50,600	374,028
Grifols SA	14,300	486,384
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA ADR	18,532	$ 493,137
Inditex SA	7,842	1,098,860
Repsol YPF SA	19,780	441,668
Telefonica SA	59,538	861,693
TOTAL SPAIN		5,397,535
Sweden - 0.3%
Biovitrum AB (a)	35,000	209,741
Swedbank AB (A Shares)	35,046	826,836
Swedish Match Co. AB	18,000	675,511
TOTAL SWEDEN		1,712,088
Switzerland - 1.9%
Aryzta AG	7,850	441,215
Compagnie Financiere Richemont SA Series A	13,506	1,110,845
Credit Suisse Group	9,881	291,814
Credit Suisse Group sponsored ADR	8,100	239,274
Nestle SA	44,283	3,109,372
Schindler Holding AG (participation certificate)	4,962	736,080
Syngenta AG (Switzerland)	2,242	964,145
TE Connectivity Ltd.	4,000	155,520
UBS AG	87,066	1,512,131
UBS AG (NY Shares)	106,000	1,841,220
TOTAL SWITZERLAND		10,401,616
United Kingdom - 5.7%
Aggreko PLC	7,600	192,496
Antofagasta PLC	19,900	360,431
Associated British Foods PLC	24,500	679,609
AstraZeneca PLC (United Kingdom)	10,987	530,889
Aviva PLC	80,700	470,188
Barclays PLC	196,253	942,223
Barratt Developments PLC (a)	292,100	1,008,077
Bellway PLC	38,700	681,298
BHP Billiton PLC	42,849	1,469,373
British American Tobacco PLC (United Kingdom)	27,800	1,444,811
British Land Co. PLC	72,296	644,397
Ensco PLC Class A	7,400	470,418
Filtrona PLC	51,200	467,730
Galliford Try PLC	18,700	243,790
Hilton Food Group PLC	40,200	201,234
HSBC Holdings PLC (United Kingdom)	246,900	2,807,688
Intertek Group PLC	8,200	404,332
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	130,000	$ 556,067
Lloyds Banking Group PLC (a)	1,730,000	1,416,030
Michael Page International PLC	78,600	507,614
Mitie Group PLC	77,400	346,050
Next PLC	13,200	849,550
Persimmon PLC	55,800	745,602
Prudential PLC	60,306	915,441
Reckitt Benckiser Group PLC	16,700	1,112,950
Redrow PLC (a)	226,800	669,411
Rightmove PLC	5,500	146,197
Rolls-Royce Group PLC	60,030	900,664
Royal Dutch Shell PLC Class A (United Kingdom)	79,894	2,832,141
SABMiller PLC	20,700	1,034,151
Serco Group PLC	24,078	211,751
Standard Chartered PLC (United Kingdom)	27,643	735,446
Taylor Wimpey PLC	1,235,700	1,394,412
Ted Baker PLC	31,500	601,506
Tesco PLC	173,100	978,174
The Restaurant Group PLC	30,100	179,784
Vodafone Group PLC	493,200	1,346,022
Whitbread PLC	15,101	615,520
TOTAL UNITED KINGDOM		31,113,467
United States of America - 27.8%
3D Systems Corp. (a)(e)	13,000	752,050
Akamai Technologies, Inc. (a)	2,000	81,420
Allergan, Inc.	16,000	1,680,160
American Tower Corp.	74,000	5,635,100
American Woodmark Corp. (a)	3,000	83,430
Ameriprise Financial, Inc.	24,000	1,591,680
Amphenol Corp. Class A	6,000	405,420
ANSYS, Inc. (a)	3,700	272,320
Apollo Global Management LLC Class A	27,000	601,290
Apple, Inc.	2,600	1,183,806
ARIAD Pharmaceuticals, Inc. (a)	6,000	119,280
Ashland, Inc.	13,600	1,067,736
Autodesk, Inc. (a)	18,000	699,840
Axiall Corp.	14,000	786,520
Bank of America Corp.	239,000	2,705,480
Beam, Inc.	12,100	742,214
Belden, Inc.	12,000	577,800
Berkshire Hathaway, Inc. Class B (a)	24,000	2,326,320
Common Stocks - continued
	Shares	Value
United States of America - continued
BlackRock, Inc. Class A	4,700	$ 1,110,516
Brunswick Corp.	64,000	2,314,240
Cabela's, Inc. Class A (a)	31,000	1,600,220
Cabot Oil & Gas Corp.	40,000	2,111,200
Carlisle Companies, Inc.	6,000	384,900
Celgene Corp. (a)	16,000	1,583,360
CenturyLink, Inc.	4,000	161,800
Citigroup, Inc.	144,000	6,071,040
Coach, Inc.	5,600	285,600
Cognizant Technology Solutions Corp. Class A (a)	55,000	4,299,900
Comcast Corp. Class A	72,000	2,741,760
Computer Sciences Corp.	4,000	167,200
Concho Resources, Inc. (a)	2,000	182,440
Cree, Inc. (a)	18,000	776,700
CVS Caremark Corp.	10,000	512,000
D.R. Horton, Inc.	13,000	307,580
Discovery Communications, Inc. (a)	74,000	5,134,120
Drew Industries, Inc.	3,000	109,860
Eastman Chemical Co.	55,000	3,913,250
eBay, Inc. (a)	92,000	5,145,560
Estee Lauder Companies, Inc. Class A	8,200	499,626
Facebook, Inc. Class A	44,000	1,362,680
FleetCor Technologies, Inc. (a)	5,000	299,200
FMC Corp.	14,000	860,580
Fossil, Inc. (a)	1,000	105,580
Franklin Electric Co., Inc.	2,000	133,040
G-III Apparel Group Ltd. (a)	10,900	391,201
General Electric Co.	23,600	525,808
Gilead Sciences, Inc. (a)	95,600	3,771,420
Google, Inc. Class A (a)	4,700	3,551,743
Home Depot, Inc.	34,000	2,275,280
HSN, Inc.	9,000	536,400
International Paper Co.	2,000	82,840
ITC Holdings Corp.	2,000	162,000
J.B. Hunt Transport Services, Inc.	51,300	3,450,951
JPMorgan Chase & Co.	50,000	2,352,500
lululemon athletica, Inc. (a)	100	6,900
Masco Corp.	58,000	1,066,620
MasterCard, Inc. Class A	15,400	7,983,360
Medivation, Inc. (a)	22,000	1,195,920
Monsanto Co.	23,000	2,331,050
Mylan, Inc. (a)	5,000	141,350
Common Stocks - continued
	Shares	Value
United States of America - continued
NCR Corp. (a)	15,000	$ 416,550
Noble Energy, Inc.	26,100	2,813,319
Oasis Petroleum, Inc. (a)	15,000	538,200
Onyx Pharmaceuticals, Inc. (a)	37,000	2,868,240
Oracle Corp.	38,000	1,349,380
Palo Alto Networks, Inc.	1,600	88,576
Pentair Ltd.	2,000	101,360
Phillips 66	64,100	3,882,537
Pioneer Natural Resources Co.	21,100	2,480,094
Post Holdings, Inc. (a)	12,000	455,880
Precision Castparts Corp.	4,000	733,600
Prestige Brands Holdings, Inc. (a)	83,000	1,780,350
PulteGroup, Inc. (a)	130,000	2,696,200
PVH Corp.	23,000	2,734,010
QUALCOMM, Inc.	7,000	462,210
Quidel Corp. (a)	13,000	291,720
Realogy Holdings Corp.	35,800	1,602,766
Red Hat, Inc. (a)	16,000	888,960
Regal-Beloit Corp.	2,000	148,320
Regeneron Pharmaceuticals, Inc. (a)	5,400	939,276
Rosetta Resources, Inc. (a)	12,000	636,240
Ross Stores, Inc.	28,000	1,671,600
salesforce.com, Inc. (a)	19,100	3,287,683
Seattle Genetics, Inc. (a)	18,000	530,100
SolarWinds, Inc. (a)	11,000	598,620
State Street Corp.	34,000	1,892,100
SVB Financial Group (a)	7,300	484,501
T. Rowe Price Group, Inc.	13,000	928,850
Targa Resources Corp.	1,714	103,457
Teledyne Technologies, Inc. (a)	2,000	136,520
The Blackstone Group LP	118,000	2,183,000
The Cooper Companies, Inc.	18,000	1,824,300
The Travelers Companies, Inc.	38,000	2,981,480
Theravance, Inc. (a)	14,300	318,175
TJX Companies, Inc.	32,200	1,454,796
Toll Brothers, Inc. (a)	57,000	2,134,650
United Rentals, Inc. (a)	30,000	1,518,600
United Technologies Corp.	8,000	700,560
USG Corp. (a)	32,000	940,480
Valero Energy Corp.	7,000	306,110
Visa, Inc. Class A	16,700	2,637,097
Vulcan Materials Co.	17,000	961,520
Common Stocks - continued
	Shares	Value
United States of America - continued
Western Gas Equity Partners LP	27,800	$ 938,528
Winnebago Industries, Inc. (a)	14,000	262,080
Workday, Inc.	9,300	496,806
Zoetis, Inc. Class A	4,700	122,200
TOTAL UNITED STATES OF AMERICA		150,632,762
TOTAL COMMON STOCKS (Cost $258,368,641)		307,363,167
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Porsche Automobil Holding SE (Germany)	7,400	644,059
ProSiebenSat.1 Media AG	12,600	430,958
Volkswagen AG	6,200	1,533,404
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,732,299)		2,608,421
Nonconvertible Bonds - 8.4%
		Principal Amount (d)
Australia - 0.1%
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		$ 250,000	346,958
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	616,877
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	429,791
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	261,132
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	191,820	293,203
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	287,811
6.875% 3/14/26	GBP	150,000	299,754
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	203,670
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	202,385
TOTAL CAYMAN ISLANDS			1,286,823
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	434,708
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - continued
BNP Paribas 2.375% 9/14/17		$ 400,000	$ 406,550
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	547,593
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	353,065
Credit Logement SA 1.333% (g)(h)	EUR	250,000	200,317
EDF SA 4.625% 9/11/24	EUR	150,000	232,387
Eutelsat SA 5% 1/14/19	EUR	300,000	466,979
Iliad SA 4.875% 6/1/16	EUR	500,000	717,265
TOTAL FRANCE			3,358,864
Germany - 0.2%
FMS Wertmanagement AoeR 1% 7/18/17 (Reg. S)	EUR	600,000	812,888
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	428,495
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	775,657
Italy - 0.5%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	800,000	1,166,176
Intesa Sanpaolo SpA:
4.875% 7/10/15	EUR	300,000	427,809
6.375% 11/12/17 (h)	GBP	150,000	213,277
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	400,000	558,870
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	288,097
TOTAL ITALY			2,654,229
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	486,242
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,080
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	201,683
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	482,667
5% 9/30/14 (Reg. S)		200,000	212,363
TOTAL KOREA (SOUTH)			1,125,793
Luxembourg - 0.2%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	216,685
Gazprom International SA 7.201% 2/1/20		143,947	163,380
Glencore Finance (Europe) SA:
5.5% 4/3/22	GBP	200,000	345,018
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Glencore Finance (Europe) SA: - continued
7.125% 4/23/15	EUR	150,000	$ 227,289
Tyco Electronics Group SA 3.5% 2/3/22		300,000	303,866
TOTAL LUXEMBOURG			1,256,238
Mexico - 0.2%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	384,239
5% 3/30/20		400,000	457,143
TOTAL MEXICO			841,382
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,033,775
Netherlands - 0.3%
Alliander NV 2.875% 6/14/24	EUR	250,000	344,358
EDP Finance BV 5.75% 9/21/17	EUR	250,000	359,817
Heineken NV 1.4% 10/1/17 (f)		550,000	545,546
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,552
TOTAL NETHERLANDS			1,660,273
Norway - 0.1%
Eksportfinans ASA 2% 9/15/15		400,000	383,000
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	422,602
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	284,871
TOTAL SINGAPORE			707,473
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	516,050
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	280,179
5.811% 9/5/17	EUR	300,000	448,107
TOTAL SPAIN			1,244,336
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	266,114
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	297,754
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - 1.6%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	$ 587,754
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	980,007
6.75% 1/16/23 (h)	GBP	300,000	518,208
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	209,065
8.125% 11/15/13		200,000	211,076
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	294,068
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	187,860
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	307,506
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	183,880
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	432,655
4.75% 11/23/18	GBP	300,000	530,598
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	614,581
Firstgroup PLC 5.25% 11/29/22	GBP	550,000	885,102
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	654,522
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	223,120
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	480,225
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	445,023
Tesco PLC 5.875% 9/12/16	EUR	100,000	156,850
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,895
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	268,991
William Hill PLC 7.125% 11/11/16	GBP	150,000	266,448
TOTAL UNITED KINGDOM			8,713,434
United States of America - 3.0%
AbbVie, Inc. 1.75% 11/6/17 (f)		400,000	400,888
Altria Group, Inc.:
2.85% 8/9/22		500,000	483,629
9.25% 8/6/19		204,000	281,716
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	374,448
American Tower Corp. 3.5% 1/31/23		400,000	390,641
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	765,799
4.5% 1/14/22		150,000	164,287
Comcast Corp. 6.55% 7/1/39		350,000	440,499
Credit Suisse New York Branch 5% 5/15/13		400,000	405,170
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	315,215
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42		550,000	529,123
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Enbridge Energy Partners LP 5.2% 3/15/20		$ 250,000	$ 282,704
Frontier Oil Corp. 6.875% 11/15/18		250,000	268,750
General Electric Capital Corp. 4.65% 10/17/21		250,000	278,071
General Electric Co.:
4.125% 10/9/42		200,000	197,794
5.25% 12/6/17		550,000	643,026
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	325,165
Marathon Oil Corp. 2.8% 11/1/22		350,000	339,412
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	347,527
NBCUniversal Media LLC 4.375% 4/1/21		500,000	550,800
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	137,230
2.875% 5/30/24	EUR	150,000	204,610
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	134,920
PPL Energy Supply LLC 6.5% 5/1/18		160,000	190,707
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	331,232
Qwest Corp. 6.75% 12/1/21		650,000	754,291
Reynolds American, Inc. 1.05% 10/30/15		200,000	199,886
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	185,683
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	331,965
2.45% 1/15/17 (f)		400,000	413,706
3.75% 1/15/22 (f)		200,000	212,447
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	312,071
The Coca-Cola Co. 3.3% 9/1/21		350,000	376,154
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	539,011
5.5% 9/1/41		400,000	423,914
Tyco Flow Control International Finance SA 1.875% 9/15/17 (f)		150,000	149,302
U.S. Bancorp 3% 3/15/22		500,000	512,226
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	148,144
Ventas Realty LP 4.25% 3/1/22		225,000	238,014
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	627,695
Walt Disney Co.:
0.45% 12/1/15		350,000	348,747
1.1% 12/1/17		500,000	496,476
2.35% 12/1/22		750,000	731,722
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co. 3.676% 6/15/16		$ 450,000	$ 487,311
Xerox Corp. 2.95% 3/15/17		150,000	152,261
TOTAL UNITED STATES OF AMERICA			16,424,389
TOTAL NONCONVERTIBLE BONDS (Cost $42,480,419)			45,411,917
Government Obligations - 23.7%

Canada - 0.7%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,818,660
Germany - 7.1%
German Federal Republic:
0% 6/13/14	EUR	2,250,000	3,046,007
0.5% 4/7/17	EUR	150,000	202,866
0.5% 10/13/17	EUR	100,000	134,673
1.5% 9/4/22	EUR	325,000	436,122
1.75% 10/9/15	EUR	200,000	281,732
1.75% 7/4/22	EUR	6,950,000	9,556,651
3.25% 7/4/21	EUR	9,625,000	14,961,844
3.75% 1/4/15	EUR	150,000	217,184
4% 1/4/18	EUR	1,050,000	1,649,823
4.75% 7/4/40	EUR	3,000,000	6,037,708
5.5% 1/4/31	EUR	200,000	401,069
5.625% 1/4/28	EUR	910,000	1,793,026
TOTAL GERMANY			38,718,705
Italy - 0.7%
Italian Republic Inflation-Indexed Bond:
2.1% 9/15/16	EUR	900,099	1,253,936
2.1% 9/15/21	EUR	1,821,839	2,375,809
TOTAL ITALY			3,629,745
Japan - 11.0%
Japan Government:
0.2% 2/15/13	JPY	389,550,000	4,260,040
1.3% 3/20/15	JPY	740,000,000	8,302,623
1.3% 6/20/20	JPY	1,616,000,000	18,782,159
1.7% 12/20/16	JPY	345,000,000	4,005,399
1.7% 9/20/17	JPY	511,000,000	5,990,052
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.7% 9/20/32	JPY	1,014,450,000	$ 11,017,796
1.9% 6/20/16	JPY	469,250,000	5,444,752
2% 9/20/40	JPY	181,000,000	2,005,330
TOTAL JAPAN			59,808,151
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,778,541
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,985,511
United Kingdom - 0.3%
United Kingdom, Great Britain and Northern Ireland:
3.75% 9/7/21	GBP	50,000	91,077
4.5% 12/7/42	GBP	350,000	678,893
5% 9/7/14	GBP	50,000	85,115
6% 12/7/28	GBP	250,000	568,042
TOTAL UNITED KINGDOM			1,423,127
United States of America - 3.2%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	414,703
3% 5/15/42		100,000	97,297
3.125% 11/15/41		2,850,000	2,850,445
U.S. Treasury Notes:
0.125% 12/31/14		500,000	498,731
0.625% 9/30/17		2,950,000	2,925,801
0.875% 4/30/17		2,850,000	2,870,486
0.875% 1/31/18		250,000	249,942
1% 3/31/17		1,100,000	1,114,180
1.625% 8/15/22		2,575,000	2,505,797
1.625% 11/15/22		4,100,000	3,969,952
TOTAL UNITED STATES OF AMERICA			17,497,334
TOTAL GOVERNMENT OBLIGATIONS (Cost $126,880,179)			128,659,774
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1 Class B2, 0.41% 2/25/15 (h) (Cost $131,660)	EUR	100,000	135,567
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (d)	Value
Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.711% 5/17/60 (h)		$ 300,000	$ 301,961
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9113% 10/18/54 (h)	GBP	255,037	409,915
Granite Master Issuer PLC Series 2005-1 Class A5, 0.292% 12/20/54 (h)	EUR	177,381	238,029
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.704% 10/15/54 (h)		294,427	297,224
Storm BV:
Series 2010-1 Class A2, 1.183% 3/22/52 (h)	EUR	500,000	685,684
Series 2011-4 Class A1, 1.409% 10/22/53 (h)	EUR	162,002	219,586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,124,286)			2,152,399
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.421% 8/18/17 (h)	EUR	147,981	188,902
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.611% 7/20/16 (h)	EUR	138,304	187,789
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 0.7213% 4/19/21 (h)	GBP	150,000	220,058
REC Plantation Place Ltd. Series 5 Class A, 0.7413% 7/25/16 (Reg. S) (h)	GBP	94,923	149,418
TOTAL UNITED KINGDOM			369,476
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $726,124)			746,167
Fixed-Income Funds - 3.9%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	913,894	10,153,367
Fidelity High Income Central Fund 1 (i)	104,163	10,756,893
TOTAL FIXED-INCOME FUNDS (Cost $19,118,262)		20,910,260
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 352,263
Equity Central Funds - 0.7%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $3,572,369)	18,200	3,859,674
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.16% (b)	27,748,214	27,748,214
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,138,858	1,138,858
TOTAL MONEY MARKET FUNDS (Cost $28,887,072)		28,887,072
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $484,390,310)		541,086,681
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,664,516
NET ASSETS - 100%		$ 542,751,197
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,704,445 or 0.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,123
Fidelity Emerging Markets Debt Central Fund	194,419
Fidelity Emerging Markets Equity Central Fund	13,858
Fidelity High Income Central Fund 1	167,426
Fidelity Securities Lending Cash Central Fund	13,894
Total	$ 399,720
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 341,531	$ 4,004,200	$ 10,153,367	9.2%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	1,507,756	3,859,674	0.5%
Fidelity High Income Central Fund 1	10,417,086	167,426	-	10,756,893	2.2%
Total	$ 24,137,087	$ 5,478,464	$ 5,511,956	$ 24,769,934
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,107,256	$ 52,280,931	$ 826,325	$ -
Consumer Staples	18,511,542	17,066,731	1,444,811	-
Energy	25,884,032	22,007,830	3,876,202	-
Financials	70,633,769	58,490,977	12,142,792	-
Health Care	29,759,933	24,322,919	5,437,014	-
Industrials	34,811,627	34,179,363	632,264	-
Information Technology	46,501,557	44,926,477	1,575,080	-
Materials	24,349,281	19,904,087	4,445,194	-
Telecommunication Services	5,579,302	3,371,587	2,207,715	-
Utilities	833,289	833,289	-	-
Corporate Bonds	45,411,917	-	45,411,917	-
Government Obligations	128,659,774	-	128,659,774	-
Asset-Backed Securities	135,567	-	135,567	-
Collateralized Mortgage Obligations	2,152,399	-	2,152,399	-
Commercial Mortgage Securities	746,167	-	746,167	-
Fixed-Income Funds	20,910,260	20,910,260	-	-
Preferred Securities	352,263	-	352,263	-
Equity Central Funds	3,859,674	3,859,674	-	-
Money Market Funds	28,887,072	28,887,072	-	-
Total Investments in Securities:	$ 541,086,681	$ 331,041,197	$ 210,045,484	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $485,098,867. Net unrealized appreciation aggregated $55,987,814, of which $62,627,513 related to appreciated investment securities and $6,639,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013